SCHEDULE OF PATENTS AND LICENSES (Details) - Patents and licenses [member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost, Balance	$ 1,335,044	$ 1,138,047	$ 1,058,936
Additions	46,537	196,997	79,111
Cost, Balance	1,381,581	1,335,044	1,138,047
Accumulated Amortization, Balance	728,336	635,992	548,231
Amortization	96,870	92,344	87,761
Accumulated Amortization, Balance	825,206	728,336	635,992
Patents and licenses, Balance	$ 556,375	$ 606,708	$ 502,055